Note 8 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost	$ 697,015	$ 613,456
Accumulated depreciation	443,021	409,268
Net	253,994	204,188
Land [Member]
Cost	24	26
Accumulated depreciation	0	0
Net	24	26
Building [Member]
Cost	4,567	4,554
Accumulated depreciation	669	589
Net	3,898	3,965
Vehicles [Member]
Cost	196,559	156,900
Accumulated depreciation	114,070	94,937
Net	82,489	61,963
Furniture and Fixtures [Member]
Cost	192,241	172,841
Accumulated depreciation	136,280	120,980
Net	55,961	51,861
Computer Equipment [Member]
Cost	220,335	213,309
Accumulated depreciation	146,180	152,607
Net	74,155	60,702
Leasehold Improvements [Member]
Cost	83,289	65,826
Accumulated depreciation	45,822	40,155
Net	$ 37,467	$ 25,671